Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

March 1, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ Innovation Option Income Strategy ETF, YieldMax™ KWEB Option Income Strategy ETF, YieldMax™ Gold Miners Option Income Strategy ETF, YieldMax™ XBI Option Income Strategy ETF and YieldMax™ TLT Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Fund’s most recent amendment effective February 28, 2024, and filed electronically as Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A on February 28, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC